Related parties (Details 3) R$ in Thousands			12 Months Ended
	Dec. 06, 2019 BRL (R$) NUMBER	Nov. 06, 2019 BRL (R$)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)
Transactions held with Related parties
Indemnification asset			R$ 150,326	R$ 203,942
Cost Sharing			57,978	43,452	R$ 35,232
Editora E Distribuidora Educacional S.A.
Transactions held with Related parties
Other payments			30,322	15,060
Related parties
Transactions held with Related parties
Cost Sharing			R$ 57,978	R$ 43,452
Related parties | Trademark license
Transactions held with Related parties
Trademark	R$ 0
Agreement term	20 years
Number of license agreements | NUMBER	2
Related parties | Editora E Distribuidora Educacional S.A. | Trademark license
Transactions held with Related parties
Trademark		R$ 0
Agreement term		20 years